EQUITY - Summary (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Equity attributable to Controlling Company	$ 305,078	$ 347,186
Equity attributable to non-controlling interest (Note 1.a)	4,768	4,964
TOTAL EQUITY (See Consolidated Statements of Changes in Equity)	$ 309,846	$ 352,150	$ 84,654	$ 84,108